Employee And Retiree Benefit Plans (Summary Of Components Of Net Periodic Benefit Expense) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2014 Pension Benefits [Member]	Dec. 31, 2013 Pension Benefits [Member]	Dec. 31, 2012 Pension Benefits [Member]	Dec. 31, 2011 Pension Benefits [Member]	Mar. 31, 2013 Other Postretirement Benefits [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member]	Dec. 31, 2011 Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 1,398	$ 3,401	$ 4,227	$ 5,482	$ 525	$ 1,447	$ 1,770	$ 2,708
Interest cost	811	2,717	4,252	6,535	360	983	1,454	3,023
Expected return on plan assets	(782)	(2,794)	(3,860)	(5,840)
Amortization of prior service cost (benefits)	18	53	90	166	(2)	(7)	(10)	(73)
Recognized actuarial loss	629	2,108	2,986	2,685	133	363	369	1,174
Termination benefits expense				695
Curtailment expense				821				(285)
Net periodic benefit expense	$ 2,074	$ 5,485	$ 7,695	$ 10,544	$ 1,016	$ 2,786	$ 3,583	$ 6,547